Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Entity Information [Line Items]
Schedule Of Federal And State Income Taxed Charged To Income
Federal and state income taxes charged to income are as follows:

	2015	2014	2013
	(In Thousands)
Charged to utility operating expenses:
Current income taxes:
Federal	$18,661	$944	$53,937
State	5,758	110	15,191
Total current income taxes	24,419	1,054	69,128
Deferred income taxes:
Federal	29,165	58,114	(8,048)
State	5,019	12,498	(1,031)
Total deferred income taxes	34,184	70,612	(9,079)
Net amortization of investment credit	(1,319)	(1,431)	(1,501)
Total charge to utility operating expenses	57,284	70,235	58,548
Charged to other income and deductions:
Current income taxes:
Federal	(18,661)	(459)	(16,909)
State	(5,758)	(5)	(4,193)
Total current income taxes	(24,419)	(464)	(21,102)
Deferred income taxes:
Federal	(2,573)	(18,082)	246
State	1,274	(3,645)	50
Total deferred income taxes	(1,299)	(21,727)	296
Net provision to other income and deductions	(25,718)	(22,191)	(20,806)
Total federal and state income tax provisions	$31,566	$48,044	$37,742

Schedule Of Effective Income Tax Rate
The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2015	2014	2013
Federal statutory tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefit	4.7%	4.8%	6.7%
Amortization of investment tax credits	(1.5)%	(1.2)%	(1.5)%
Preferred dividends of subsidiary	1.3%	0.9%	1.1%
Depreciation flow through and amortization	(0.3)%	(0.3)%	(0.3)%
Additional funds used during construction - equity	(3.5)%	(0.3)%	0.6%
Manufacturers’ Production Deduction (Sec. 199)	—%	—%	(3.8)%
Other – net	0.2%	0.2%	0.5%
Effective tax rate	35.9%	39.1%	38.3%

Schedule Of Deferred Tax Assets And Liabilities
The significant items comprising IPALCO’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2015 and 2014, are as follows:

	2015	2014
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$541,369	$539,318
Regulatory assets recoverable through future rates	178,187	161,697
Other	11,768	14,211
Total deferred tax liabilities	731,324	715,226
Deferred tax assets:
Investment tax credit	1,507	2,019
Regulatory liabilities including ARO	260,555	247,118
Employee benefit plans	38,159	45,091
Net operating loss	23,161	51,364
Other	10,548	10,289
Total deferred tax assets	333,930	355,881
Net deferred tax liability	397,394	359,345
Less: deferred tax asset - current	—	(61,782)
Deferred income taxes – net	$397,394	$421,127

Reconciliation Of Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013
	(In Thousands)
Unrecognized tax benefits at January 1	$7,042	$6,734	$6,138
Gross increases – current period tax positions	962	975	986
Gross decreases – prior period tax positions	(857)	(667)	(390)
Unrecognized tax benefits at December 31	$7,147	$7,042	$6,734

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Of Federal And State Income Taxed Charged To Income
Federal and state income taxes charged to income are as follows:

	2015	2014	2013
	(In Thousands)
Charged to utility operating expenses:
Current income taxes:
Federal	$18,661	$944	$53,937
State	5,758	110	15,191
Total current income taxes	24,419	1,054	69,128
Deferred income taxes:
Federal	29,165	58,114	(8,048)
State	5,019	12,498	(1,031)
Total deferred income taxes	34,184	70,612	(9,079)
Net amortization of investment credit	(1,319)	(1,431)	(1,501)
Total charge to utility operating expenses	57,284	70,235	58,548
Charged to other income and deductions:
Current income taxes:
Federal	(1,715)	329	(752)
State	(240)	69	(62)
Total current income taxes	(1,955)	398	(814)
Deferred income taxes:
Federal	740	(1,202)	(13)
State	150	(148)	(1)
Total deferred income taxes	890	(1,350)	(14)
Net provision to other income and deductions	(1,065)	(952)	(828)
Total federal and state income tax provisions	$56,219	$69,283	$57,720

Schedule Of Effective Income Tax Rate
The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2015	2014	2013
Federal statutory tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefit	4.4%	4.6%	6.0%
Amortization of investment tax credits	(0.8)%	(0.8)%	(1.0)%
Depreciation flow through and amortization	(0.2)%	(0.2)%	(0.2)%
Additional funds used during construction - equity	(1.9)%	(0.2)%	0.4%
Manufacturers’ Production Deduction (Sec. 199)	(1.0)%	—%	(3.2)%
Other – net	0.1%	0.4%	0.4%
Effective tax rate	35.6%	38.8%	37.4%

Schedule Of Deferred Tax Assets And Liabilities
The significant items comprising IPL’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2015 and 2014, are as follows:

	2015	2014
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$541,369	$539,318
Regulatory assets recoverable through future rates	178,187	161,697
Other	11,349	13,885
Total deferred tax liabilities	730,905	714,900
Deferred tax assets:
Investment tax credit	1,507	2,019
Regulatory liabilities including ARO	260,555	247,118
Employee benefit plans	38,159	45,090
Net operating loss	—	31,172
Other	10,953	10,008
Total deferred tax assets	311,174	335,407
Net deferred tax liability	419,731	379,493
Less: deferred tax asset - current	—	(41,551)
Deferred income taxes – net	$419,731	$421,044

Reconciliation Of Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013
	(In Thousands)
Unrecognized tax benefits at January 1	$7,042	$6,734	$6,138
Gross increases – current period tax positions	962	975	986
Gross decreases – prior period tax positions	(857)	(667)	(390)
Unrecognized tax benefits at December 31	$7,147	$7,042	$6,734